Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2016
Segment and geographic information
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2015
Non-interest revenue	¥243,509	¥47,272	¥322,744	¥89,542	¥703,067
Net interest revenue	2,838	2,499	75,351	(21,218)	59,470

Net revenue	246,347	49,771	398,095	68,324	762,537
Non-interest expenses	158,703	29,613	369,795	76,636	634,747

Income (loss) before income taxes	¥87,644	¥20,158	¥28,300	¥(8,312)	¥127,790

Six months ended September 30, 2016
Non-interest revenue	¥167,657	¥46,131	¥300,063	¥118,224	¥632,075
Net interest revenue	2,258	1,080	70,732	(17,702)	56,368

Net revenue	169,915	47,211	370,795	100,522	688,443
Non-interest expenses	146,840	27,539	284,886	81,671	540,936

Income (loss) before income taxes	¥23,075	¥19,672	¥85,909	¥18,851	¥147,507

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2015
Non-interest revenue	¥114,459	¥22,637	¥148,038	¥32,132	¥317,266
Net interest revenue	1,199	217	44,873	(16,052)	30,237

Net revenue	115,658	22,854	192,911	16,080	347,503
Non-interest expenses	78,913	14,442	184,282	39,090	316,727

Income (loss) before income taxes	¥36,745	¥8,412	¥8,629	¥(23,010)	¥30,776

Three months ended September 30, 2016
Non-interest revenue	¥85,235	¥21,962	¥150,447	¥52,022	¥309,666
Net interest revenue	929	(685)	29,416	89	29,749

Net revenue	86,164	21,277	179,863	52,111	339,415
Non-interest expenses	71,754	13,844	140,596	39,027	265,221

Income (loss) before income taxes	¥14,410	¥7,433	¥39,267	¥13,084	¥74,194

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2015	2016
Net gain (loss) related to economic hedging transactions	¥(1,501)	¥7,855
Realized gain on investments in equity securities held for operating purposes	205	656
Equity in earnings of affiliates	22,885	12,003
Corporate items	(43,925)	(9,572)
Other(1)	14,024	7,909

Total	¥(8,312)	¥18,851

	Millions of yen
	Three months ended September 30
	2015	2016
Net gain related to economic hedging transactions	¥1,052	¥(4,119)
Realized gain on investments in equity securities held for operating purposes	17	74
Equity in earnings of affiliates	9,054	10,945
Corporate items	(39,985)	(5,266)
Other(1)	6,852	11,450

Total	¥(23,010)	¥13,084

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2015	2016
Net revenue	¥762,537	¥688,443
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,901)	(2,968)

Consolidated net revenue	¥760,636	¥685,475

Non-interest expenses	¥634,747	¥540,936
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥634,747	¥540,936

Income before income taxes	¥127,790	¥147,507
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,901)	(2,968)

Consolidated income before income taxes	¥125,889	¥144,539

	Millions of yen
	Three months ended September 30
	2015	2016
Net revenue	¥347,503	¥339,415
Unrealized gain (loss) on investments in equity securities held for operating purposes	(10,899)	7,580

Consolidated net revenue	¥336,604	¥346,995

Non-interest expenses	¥316,727	¥265,221
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥316,727	¥265,221

Income before income taxes	¥30,776	¥74,194
Unrealized gain (loss) on investments in equity securities held for operating purposes	(10,899)	7,580

Consolidated income before income taxes	¥19,877	¥81,774

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2015	2016
Net revenue(1):
Americas	¥111,875	¥130,577
Europe	66,873	77,408
Asia and Oceania	49,598	35,158

Subtotal	228,346	243,143
Japan	532,290	442,332

Consolidated	¥760,636	¥685,475

Income (loss) before income taxes:
Americas	¥(22,148)	¥22,186
Europe	(44,898)	3,472
Asia and Oceania	23,998	14,383

Subtotal	(43,048)	40,041
Japan	168,937	104,498

Consolidated	¥125,889	¥144,539

	Millions of yen
	Three months ended September 30
	2015	2016
Net revenue(1):
Americas	¥49,410	¥64,186
Europe	18,881	37,582
Asia and Oceania	21,873	19,650

Subtotal	90,164	121,418
Japan	246,440	225,577

Consolidated	¥336,604	¥346,995

Income (loss) before income taxes:
Americas	¥(19,791)	¥6,937
Europe	(35,180)	7,900
Asia and Oceania	9,210	8,322

Subtotal	(45,761)	23,159
Japan	65,638	58,615

Consolidated	¥19,877	¥81,774

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2016	September 30, 2016
Long-lived assets:
Americas	¥129,308	¥115,154
Europe	76,589	63,756
Asia and Oceania	13,485	12,436

Subtotal	219,382	191,346
Japan	247,425	244,519

Consolidated	¥466,807	¥435,865